Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company.

					Value of
					Initial Fixed
	Summary	Compensation	Average Summary	Average	$100 Investment
	Compensation	Actually	Compensation	Compensation	Based On Total
	Table Total	Paid to	Table Total for	Actually Paid to	Shareholder
Year	for PEO (1)	PEO (2)	Non-PEO NEOs (3)	Non-PEO NEOs (4)	Return (5)	Net Income (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$884,915	$1,088,941	$671,757	$775,979	$33.02	$(12,657)
2023	$1,217,268	$823,702	$618,636	$521,547	$26.05	$(7,751)
2022	$698,632	$314,920	$466,358	$293,529	$36.74	$(11,121)
(1)	The dollar amounts shown in Column (b) are the amounts of total compensation as shown for Frank Bakker only in 2024 as he was the only President & Chief Executive Officer in 2024, Frank Bakker and Chad Potter in 2023 as both individuals served as President & Chief Executive Officer in 2023, and for Christopher Jones and Chad Potter in 2022 as both individuals served as President & Chief Executive Officer in 2022.
(2)	The dollar amounts reported in Column (c) represent the amount of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to their total compensation for each year to determine the compensation actually paid: (i) deduction for share awards; (ii) addition of awards granted during the year that remain unvested at year end using fair value as of year-end date; (iii) addition of fair value of awards granted during the year and vested during the year with fair value determined at vesting date; (iv) addition or subtraction of the change in fair value for all awards that were granted before compensation year that remain unvested at year end, with the change in fair value as measured from end of prior year; (v) addition or subtraction of an amount equal to the change in fair value from the end of the prior year for any awards granted prior to current year that vested in the current year; (vi) for any awards granted prior to current year that failed to vest during the year, subtraction of an amount equal to the fair value of those awards as of the end of the prior year; and (vii) addition of any unvested awards on which dividends or other earnings were paid that were not included in the total compensation.
(3)	The dollar amounts reported in Column (d) represent the average of the amounts reported for our Company’s named executive officers as a group (excluding our PEO) as shown in our “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding our PEO) included for purposes of calculating the average amounts in each year are Messrs. Cates and Lawrence.
(4)	The dollar amounts reported in Column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding our PEO) for each year to determine the compensation actually paid: see the methodology described in Note (2) above.
(5)	The dollar amounts reported in Column (f) are calculated by dividing 100 by the share price on December 31, 2020, and then multiplying that result by the share price on December 31, 2024 (for 2024), multiplying that result by the share price on December 31, 2023 (for 2023), or multiplying that result by the share price on December 31, 2022 (for 2022). No dividends were paid on stock or option awards in 2024, 2023, or 2022.
(6)	The dollar amounts reported in Column (g) represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The dollar amounts shown in Column (b) are the amounts of total compensation as shown for Frank Bakker only in 2024 as he was the only President & Chief Executive Officer in 2024, Frank Bakker and Chad Potter in 2023 as both individuals served as President & Chief Executive Officer in 2023, and for Christopher Jones and Chad Potter in 2022 as both individuals served as President & Chief Executive Officer in 2022.
(3)	The dollar amounts reported in Column (d) represent the average of the amounts reported for our Company’s named executive officers as a group (excluding our PEO) as shown in our “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding our PEO) included for purposes of calculating the average amounts in each year are Messrs. Cates and Lawrence.

PEO Total Compensation Amount	$ 884,915	$ 1,217,268	$ 698,632
PEO Actually Paid Compensation Amount	$ 1,088,941	823,702	314,920
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in Column (c) represent the amount of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to their total compensation for each year to determine the compensation actually paid: (i) deduction for share awards; (ii) addition of awards granted during the year that remain unvested at year end using fair value as of year-end date; (iii) addition of fair value of awards granted during the year and vested during the year with fair value determined at vesting date; (iv) addition or subtraction of the change in fair value for all awards that were granted before compensation year that remain unvested at year end, with the change in fair value as measured from end of prior year; (v) addition or subtraction of an amount equal to the change in fair value from the end of the prior year for any awards granted prior to current year that vested in the current year; (vi) for any awards granted prior to current year that failed to vest during the year, subtraction of an amount equal to the fair value of those awards as of the end of the prior year; and (vii) addition of any unvested awards on which dividends or other earnings were paid that were not included in the total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 671,757	618,636	466,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 775,979	521,547	293,529
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in Column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding our PEO) for each year to determine the compensation actually paid: see the methodology described in Note (2) above.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

We do utilize several performance measures to align executive compensation with the Company’s performance.  Although in the past several years we have not always used financial performance measures such as TSR, we have included a TSR metric in the 2021 LTI Plan and the 2024 LTI Plan (see the discussion above under “Decisions associated with the 2024 STI Plan and the 2024 LTI Plan” on page 35).  In addition, and as described in more detail above, part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses and equity awards that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals. In 2024, the compensation paid for both our PEO and non-PEO NEOs included, as 10 percent of the equity award vesting under the 2024 LTI Plan, a TSR measure.  The compensation actually paid to both our PEO and non-PEO NEOs increased between 2022 and 2023 and between 2023 and 2024.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Because we are not a commercial-stage company, we did not have any revenue during the periods presented. Consequently, our Company has not historically looked to net income (loss) as a performance measure for our executive compensation program.  In 2022, 2023, and 2024, our net income (loss) largely remained the same, but the compensation actually paid for both our PEO and non-PEO NEOs increased between 2022 and 2023 and between 2023 and 2024.

Total Shareholder Return Amount	$ 33.02	26.05	36.74
Net Income (Loss)	$ (12,657)	$ (7,751)	$ (11,121)
PEO Name	Frank Bakker